Events after the balance sheet date (Details) SFr in Thousands, $ in Millions		1 Months Ended		2 Months Ended	12 Months Ended
	Jan. 17, 2022 CHF (SFr)	Jan. 31, 2022 CHF (SFr)	Jan. 31, 2022 USD ($)	Mar. 15, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Jan. 12, 2022 shares	Jan. 10, 2022 shares
Disclosure of non-adjusting events after reporting period [line items]
Revenues from research and development collaborations					SFr 9,330	SFr 9,344	SFr 20,383
Significant transactions | License Agreement with Novartis
Disclosure of non-adjusting events after reporting period [line items]
Revenues from research and development collaborations	SFr 150,000
Significant transactions | License Agreement with Novartis | Commercial supply of products
Disclosure of non-adjusting events after reporting period [line items]
Revenues from research and development collaborations	SFr 13,100
Significant transactions | Reservation Agreement with Swiss Federal Office of Public Health
Disclosure of non-adjusting events after reporting period [line items]
Revenues from research and development collaborations				SFr 7,000
Significant transactions | Reservation Agreement with Swiss Federal Office of Public Health | University of Utrecht
Disclosure of non-adjusting events after reporting period [line items]
Royalty, payable				SFr 1,000
Significant transactions | Licence and Collaboration Agreement with Novartis
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment		SFr 18,600	$ 20
Major ordinary share transactions [member] | Mark N. Lampert (Biotechnology Value Funds)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares held in the Company (in shares) | shares								4,526,282	3,926,282
Percentage of share capital in the Company								14.08%	12.21%